Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Carrying amount of financial assets, financial liabilities, derivatives and loan commitments in reference to the IBOR reform	Following is a detail of the carrying amount at 31 December 2021 of financial assets, financial liabilities, derivatives and loan commitments that continue to be referenced to the indices subject to the IBOR Reform:

EUR million
Gross Carrying amount	Loans and advances	Debt securities acquired (Assets)	Deposits	Debt securities issued (Liabilities)	Derivatives (Assets)	Derivatives (Liabilities)	Loan Commitments
Referenced to EONIA	15	68	949	284	101	242	—
Referenced to LIBOR	45,713	4,325	9,358	8,408	11,806	17,551	24,533
of which USD	39,806	2,749	8,634	6,667	8,387	11,163	24,034
of which GBP	2,957	1,570	253	1,700	3,386	4,899	418
TOTAL	45,728	4,393	10,307	8,692	11,907	17,793	24,533